Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	5,002	172	24
Short-term investments	21,248	-	-
Amounts due from subsidiaries	363,150	799,288	109,502
Other current assets	1,140	754	103
Total current assets	390,540	800,214	109,629
TOTAL ASSETS	390,540	800,214	109,629
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	8,006	1,603	220
Total current liabilities	8,006	1,603	220

TOTAL LIABILITIES	8,006	1,603	220
Shareholders’ equity
Class A ordinary shares	3	3	1
Class B ordinary shares	1	1	-
Additional paid-in capital	14,061,992	14,181,030	1,942,793
Treasury stock	(20,666)	(51,176)	(7,011)
Accumulated deficit	(13,679,965)	(13,384,881)	(1,833,721)
Accumulated other comprehensive income	21,169	53,634	7,347
TOTAL SHAREHOLDERS’ EQUITY	382,534	798,611	109,409
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	390,540	800,214	109,629

Condensed Statements of Comprehensive (Loss)/Income

Condensed statements of comprehensive (loss)/income

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(284,778)	(134,599)	(126,182)	(17,287)
Total operating expenses	(284,778)	(134,599)	(126,182)	(17,287)
Loss from operations	(284,778)	(134,599)	(126,182)	(17,287)
Interest income	1,670	1,065	212	29
Other expenses, net	(293,695)	(55,317)	(48,732)	(6,676)
Share of (losses)/income of subsidiaries	(237,570)	88,972	469,786	64,360
Net (loss)/income	(814,373)	(99,879)	295,084	40,426
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	172,356	33,055	32,465	4,448
Comprehensive (loss)/income	(642,017)	(66,824)	327,549	44,874
Comprehensive (loss)/income attributable to ordinary shareholders	(642,017)	(66,824)	327,549	44,874

Condensed Statements of Cash Flow

Condensed statements of cash flows

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Net cash used in operating activities	(29,541)	(6,017)	(13,497)	(1,848)
Net cash generated from/(used in) investing activities	43,166	(28,219)	38,673	5,298
Net cash (used in)/generated from financing activities	(16,674)	3,341	(29,964)	(4,105)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	15,075	(629)	(42)	(6)
Net increase /(decrease) in cash and cash equivalents	12,026	(31,524)	(4,830)	(661)
Cash and cash equivalents at beginning of the year	24,500	36,526	5,002	685
Cash and cash equivalents at end of the year	36,526	5,002	172	24